U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

March 8, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	PROCURE ETF TRUST II (the “Trust”)
Securities Act Registration No.: 333-222463
Investment Company Act Registration No.: 811-23323

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 6 and Amendment No. 11 to the Trust’s Registration Statement on Form N-1A. The primary purpose of this filing is to register shares of the Procure Disaster Recovery ETF, a new series of the Trust. The Trust anticipates filing a subsequent amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act in May 2022 to incorporate any additional changes in response to comments from the staff of the Commission and make other non-material changes to information about the Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky
U.S. Bank Global Fund Services
as Administrator of the Trust